Capital and Operating Lease Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

6. Capital and Operating Lease Obligations

The following is a schedule of the future required payments under our lease agreements in effect at June 30, 2015:

	Capital Leases	Operating Leases	Total
2015 (remaining 6 months)	$145	$440	$585
2016	299	879	1,178
2017	287	766	1,053
2018	276	651	927
2019	273	585	858
Thereafter	2,898	827	3,725
Total minimum lease payments	4,178	$4,148	$8,326
Less amount representing interest	(2,354)
Present value of net minimum obligations	1,824
Less current obligation under capital lease	126
Long-term obligation under capital lease	$1,698

5. Capital and Operating Lease Obligations

In conjunction with our urgent and primary care acquisitions during the year ended December 31, 2014, we assumed and entered into various capital and operating leases expiring at various dates through January 2040. The following is a schedule of the future required payments under these lease agreements for the years ending December 31:

	Capital Leases	Operating Leases	Total
2015	$280	$729	$1,009
2016	299	879	1,178
2017	287	766	1,053
2018	276	651	927
2019	273	585	858
Thereafter	2,898	827	3,725
Total minimum lease payments	4,313	$4,437	$8,750
Less amount representing interest	(2,432)
Present value of net minimum obligations	1,881
Less current obligation under capital lease	117
Long-term obligation under capital lease	$1,764